SUBSEQUENT EVENTS - Agreement to Acquire Johnson Controls' Power Solutions (Details) - Major business combination - Johnson Controls Power Solutions $ in Millions	Jun. 30, 2019 USD ($)
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 13,200
Forecast
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 750